Summary of Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Apr. 01, 2019	Jan. 01, 2019 CNY (¥)	May 01, 2018	Apr. 30, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Consolidated assets					¥ 9,399,586		¥ 9,802,604		$ 1,440,548
Cash and cash equivalent					5,005,211		4,387,345	¥ 2,704,091	767,082
Shareholders' Equity					7,277,371		7,874,960	6,175,377	1,115,305		¥ 4,507,746
Non-controlling interests					91,860		861,493		$ 14,077
Net income (loss) attributable to non-controlling interests					1,703	$ 261	34,608	(7,551)
Accounts receivable, allowance for doubtful accounts					¥ 0		¥ 0	0
Account receivable balance due					1 year	1 year	1 year
Deferred revenue recognized					¥ 91,700		¥ 133,500	177,400
Revenue, Practical Expedient, Financing Component [true false]					true	true
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]					true	true
Government subsidies					¥ 113,356	$ 17,373	89,278	62,583
Foreign currency exchange rate, translation					6.5250				6.5250
Operating lease right-of-use assets, net					¥ 274,154		352,186		$ 42,016
Operating lease liability					280,856		374,431		43,043
Retained earnings					3,989,767		4,734,992		611,459
Gain (Loss) on Sale of Loans and Leases					0
Provision was provided					¥ 0
Contractual arrangement term					10 years	10 years
Retained Earnings
Significant Accounting Policies [Line Items]
Shareholders' Equity					¥ 3,989,767		4,734,992	¥ 3,946,107			¥ 3,134,810
ASU 2016-02
Significant Accounting Policies [Line Items]
Lease, Practical Expedients, Package [true false]		true
ASU 2016-02 | Cumulative effect adjustment
Significant Accounting Policies [Line Items]
Retained earnings		¥ 0
ASU 2016-02 | Restatement Adjustment
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets, net		309,900
Operating lease liability		¥ 330,800
Mainland China
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)				3.00%
VAT rate two (as a percent)				6.00%
VAT rate three (as a percent)	9.00%		10.00%	11.00%
VAT rate four (as a percent)	13.00%		16.00%	17.00%
Primary VAT rate applicable to VIEs				6.00%
Consolidated Fund
Significant Accounting Policies [Line Items]
Cash and cash equivalent					8,335		54,741
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Consolidated assets					2,653,128		3,472,759		406,609
Cash and cash equivalent					839,534		892,944		128,664
Operating lease right-of-use assets, net					19,010		¥ 19,059		$ 2,913
Variable Interest Entity, Primary Beneficiary | Asset Pledged as Collateral [Member]
Significant Accounting Policies [Line Items]
Consolidated assets					¥ 0
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Percentage of net revenue					29.60%	29.60%	25.60%	21.70%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Percentage of net income					36.20%	36.20%	33.50%	39.40%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Percentage of total assets					28.20%	28.20%	35.40%
Variable Interest Entity, Primary Beneficiary | Investments
Significant Accounting Policies [Line Items]
Assets, deconsolidation					¥ 757,800					¥ 87,700
Liabilities, deconsolidation					108,600
Non-controlling interests, deconsolidation					¥ 649,200					¥ 87,800
Amount of increase in assets deconsolidation								¥ 514,300
Amount of increase in liabilities deconsolidation								30,400
Amount of decrease in cash and cash equivalents deconsolidation, net of cash acquired due to acquisition								193,200
Amount of increase in non-controlling interests deconsolidation								¥ 290,700
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence					20.00%	20.00%